Reserves (Table)	12 Months Ended
Dec. 31, 2020
28. Reserves
Other reserves
	Barclays Bank Group
	2020	2019
	£m	£m
Currency translation reserve	2,736	3,383
Fair value through other comprehensive income reserve	244	(139)
Cash flow hedging reserve	1,181	388
Own credit reserve	(954)	(373)
Other reserves and other shareholders' equity	(24)	(24)
Total	3,183	3,235